Federated Hermes Core Bond Fund
Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—23.5%
		U.S. Treasury Bonds—9.1%
$ 680,000		1.750%, 8/15/2041	$ 514,888
725,000		2.375%, 11/15/2049	609,566
		TOTAL	1,124,454
		U.S. Treasury Notes—14.4%
945,000		1.250%, 8/15/2031	812,404
1,000,000		2.500%, 3/31/2027	975,547
		TOTAL	1,787,951
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,146,723)	2,912,405
	[1]	AGENCY RISK TRANSFER SECURITIES—10.2%
22,260		FHLMC - STACR, Series 2015-DNA, Class M3, 5.524% (1-month USLIBOR +3.900%), 12/25/2027	22,293
805,704		FHLMC - STACR, Series 2017-DNA3, Class M2, 4.123% (1-month USLIBOR +2.500%), 3/25/2030	809,400
426,527		FNMA - CAS 2016-C04, Class 1M2, 5.873% (1-month USLIBOR +4.250%), 1/25/2029	436,318
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $1,308,084)	1,268,011
		COMMERCIAL MORTGAGE-BACKED SECURITY—7.8%
		Non-Agency Commercial Mortgage-Backed Security—7.8%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	960,091
		MORTGAGE-BACKED SECURITIES—6.8%
		Federal Home Loan Mortgage Corporation—0.7%
14,179		7.500%, 1/1/2027	15,085
1,785		7.500%, 1/1/2031	1,967
669		7.500%, 1/1/2031	725
1,216		7.500%, 1/1/2031	1,338
12,352		7.500%, 2/1/2031	13,620
54,184		7.500%, 2/1/2031	59,676
		TOTAL	92,411
		Federal National Mortgage Association—1.7%
16,016		5.000%, 4/1/2036	16,793
122,424		5.500%, 11/1/2035	131,143
24,837		6.000%, 2/1/2026	26,194
1,878		6.000%, 5/1/2036	2,048
391		6.500%, 7/1/2029	419
675		6.500%, 5/1/2030	722
3,323		6.500%, 2/1/2031	3,592
2,763		6.500%, 4/1/2031	2,990
194		6.500%, 4/1/2031	211
3,554		6.500%, 5/1/2031	3,844
3,434		6.500%, 6/1/2031	3,716
6,252		6.500%, 7/1/2031	6,797
771		6.500%, 8/1/2031	825
753		7.000%, 4/1/2029	818
3,860		7.000%, 5/1/2029	4,163
1,855		7.000%, 2/1/2030	2,023

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 1,857		8.000%, 12/1/2026	$ 1,977
		TOTAL	208,275
		Government National Mortgage Association—0.7%
8,252		5.000%, 7/15/2023	8,315
4,969		7.000%, 10/15/2028	5,301
981		7.000%, 12/15/2028	1,048
2,700		7.000%, 2/15/2029	2,839
1,153		7.000%, 6/15/2029	1,237
3,852		8.000%, 10/15/2030	4,201
54,171		8.000%, 11/15/2030	59,436
		TOTAL	82,377
		Uniform Mortgage-Backed Securities, TBA—3.7%
250,000		2.500%, 7/1/2052	224,687
250,000		3.000%, 7/1/2052	232,676
		TOTAL	457,363
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $813,023)	840,426
		ASSET-BACKED SECURITIES—1.1%
		Auto Receivables—0.4%
50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	46,957
		Single Family Rental Security—0.7%
100,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	91,277
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $148,945)	138,234
	[1]	ADJUSTABLE RATE MORTGAGES—0.7%
		Federal Home Loan Mortgage Corporation ARM—0.1%
14,247		1.965%, 7/1/2035	14,531
		Federal National Mortgage Association ARM—0.6%
19,263		1.995%, 7/1/2034	19,730
45,067		2.550%, 2/1/2036	46,450
		TOTAL	66,180
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $78,578)	80,711
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
		Federal National Mortgage Association—0.1%
16,779		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	17,546
		Non-Agency Mortgage-Backed Securities—0.1%
58,896		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	6,517
3,539		Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	890
		TOTAL	7,407
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $78,113)	24,953
		INVESTMENT COMPANIES—53.9%
285,543		Federated Hermes Corporate Bond Strategy Portfolio	2,844,009
792,588		Federated Hermes Government Obligations Fund, Premier Shares, 1.41%[2]	792,587
343,960		Mortgage Core Fund	3,037,170
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $7,522,635)	6,673,766
		TOTAL INVESTMENT IN SECURITIES—104.2% (IDENTIFIED COST $14,126,091)	12,898,597
		OTHER ASSETS AND LIABILITIES - NET—(4.2)%[3]	(522,347)
		TOTAL NET ASSETS—100%	$12,376,250

At June 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[4]United States Treasury Long Bond	1	$138,625	September 2022	$2,904
[4]United States Treasury Notes 10-Year Long Futures	5	$592,656	September 2022	$(3,410)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(506)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,546,982 and $260,873, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At June 30, 2022 the Fund had no outstanding Swap Contracts.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $700,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 9/30/2021	$6,228,970	$1,155,308	$0	$7,384,278
Purchases at Cost	$750,000	$6,637,239	$3,530,608	$10,917,847
Proceeds from Sales	$(3,100,000)	$(6,999,960)	$(250,000)	$(10,349,960)
Change in Unrealized Appreciation/Depreciation	$(612,041)	N/A	$(239,073)	(851,114)
Net Realized Gain/(Loss)	$(422,920)	N/A	$(4,365)	$(427,285)
Value as of 6/30/2022	$2,844,009	$792,587	$3,037,170	$6,673,766
Shares Held as of 6/30/2022	285,543	792,588	343,960	1,422,091
Dividend Income	$180,213	$176	$30,608	$210,997

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$2,912,405	$—	$2,912,405
Agency Risk Transfer Securities	—	1,268,011	—	1,268,011
Commercial Mortgage-Backed Security	—	960,091	—	960,091
Mortgage-Backed Securities	—	840,426	—	840,426
Asset-Backed Securities	—	138,234	—	138,234
Adjustable Rate Mortgages	—	80,711	—	80,711
Collateralized Mortgage Obligations	—	24,953	—	24,953
Investment Companies	6,673,766	—	—	6,673,766
TOTAL SECURITIES	$6,673,766	$6,224,831	$—	$12,898,597
Other Financial Instruments:[1]
Assets	$2,904	$—	$—	$2,904
Liabilities	(3,410)	—	—	(3,410)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(506)	$—	$—	$(506)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
STACR	—Structured Agency Credit Risk